Changes in the Carrying Amount and Accretable Yield for Acquired Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Balance at beginning of period, Accretable Yield	$ 0
Additions due to BCB acquisition on July 1, 2014, Accretable Yield	1,603
Accretion, Accretion Yield	(186)
Payments received, net, Accretable Yield	0
Balance at end of period, Accretable Yield	1,417
Balance at beginning of period, Carrying Amount of Loans	0
Additions due to BCB acquisition on July 1, 2014, Carrying Amount of Loans	2,325
Accretion, Carrying Amount of Loans	186
Payments received, net, Carrying Amount of Loans	(448)
Balance at end of period, Carrying Amount of Loans	$ 2,063